Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
OPERATING ACTIVITIES
Net income	$ (69,448)	$ (311,680)
Items not involving cash:
Depreciation of property and equipment	12,170	9,166	$ 19,347
Amortization of intangible asset		3,943	8,804
Impairment of investment	(582)		(66,611)
Stock-based compensation	8,334	55,063	81,898
Changes in operating working capital:
Decrease (increase) in accounts receivable	(23,381)	5,046	60,316
Decrease (increase) in investment tax credits	112,681	18,760	(7,692)
Increase in other tax credits	(33,006)	(31,082)	85,873
Decrease (increase) in prepaid expenses	12,140	(11,983)	3,144
Increase (decrease) in accounts payable	11,290	(16,148)	(5,344)
Increase (decrease) in accrued liabilities	(22,393)	(45,625)	31,823
Increase (decrease) in deferred revenue	(18,199)	(75,065)	(39,431)
Cash flows provided by operating activities	(10,394)	(399,605)	(64,621)
INVESTING ACTIVITIES
Purchase of property and equipment	(9,611)	(10,977)	(9,283)
Proceeds on sale of assets	582	(115,626)	66,611
Purchase of intangible asset
Purchase of investment
Cash flows used in investing activities	(9,029)	126,603	57,328
FINANCING ACTIVITIES
Effect of changes in exchange rates on cash	(33,218)	(29,856)	(351,063)
Increase in cash and cash equivalents	(52,641)	(556,064)	(358,356)
Cash and cash equivalents, beginning of year	472,317	1,028,381	1,386,737
Cash and cash equivalents, end of year	$ 419,676	$ 472,317	$ 1,028,381